Investment Strategy	Jun. 25, 2026
WAYCROSS MANAGED RISK EQUITY FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities traded in the United States. These securities may include common stocks, preferred stocks, exchange-traded funds, and warrants. This investment policy may be changed without shareholder approval upon at least 60 days’ prior written notice to shareholders. In pursuing its investment strategy, the Fund may also invest in cash and cash equivalents, including securities of money market funds.

The Fund seeks to achieve lower risk and volatility by constructing a portfolio of long and short equity positions. (A short position is created when a trader borrows and then sells a security, with the expectation that the borrowed security will be repurchased at a lower price. Such a position benefits when the security’s price decreases, whereas a long position benefits when the price increases.) The Fund’s long positions are purchased with the intended goal of benefiting from rising valuations. The Fund’s short positions are purchased with the intended goal of benefiting from declining valuations or as a hedge against long positions to reduce portfolio volatility and manage systemic risk.

The Fund’s long positions will principally consist of common stocks of mid-capitalization and large-capitalization companies with attractive valuations based on proprietary analysis by Waycross Partners, LLC (the “Adviser”). The Adviser defines mid-capitalization companies as companies with a total market capitalization of between $1 billion and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of $10 billion or more at the time of purchase. For these positions, the Adviser generates a focus universe of approximately 300 companies traded in the U.S. The Adviser analyzes each investment candidate, evaluating company-specific metrics (“key factors”) that the Adviser deems most likely to affect annual earnings, and then ranks the companies based on the Adviser’s assessment of these key factors. The Adviser then employs its proprietary earnings models to determine price target ranges for each stock in the focus universe. Following further analysis, the Adviser buys stocks for the Fund’s portfolio that it determines to have improving key factors that are available at reasonable valuations.

The Fund will establish short positions in common stocks of mid-capitalization and large-capitalization companies. The Fund will typically sell short securities based on the following criteria: 1) to seek to take advantage of companies the Adviser has identified as overvalued; 2) when the Adviser determines that a company’s key factors are weakening; and/or 3) to hedge market exposures from the Fund’s long positions. The Adviser will typically identify securities to sell short during the process of generating the focus universe of investment candidates.

The Adviser will sell a long position when there is a material adverse change in the issuer’s key factors and will cover a short position when there is a material positive change in the issuer’s key factors. Additionally, the Adviser sets a target price for each security in the Fund’s portfolio that is updated periodically (normally at least quarterly) and when a security reaches or exceeds its target price, the Adviser’s strategy typically requires that the security be sold. A security position may also be sold when the Adviser believes other investment opportunities are more attractive or that the security is unlikely to benefit from current business, market, or economic conditions if a long position, or the company’s prospects have improved in the case of a short position.

Under normal market conditions, the Fund expects to maintain a net long exposure (i.e., the market value of the Fund’s long positions minus the market value of the Fund’s short positions) of at most 60%; however, the Adviser seeks to target a net long exposure of approximately 50% over a full market cycle.

WAYCROSS FOCUSED CORE EQUITY FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a non-diversified portfolio and pursues its investment objective by investing, under normal circumstances, 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities traded in the U.S. This investment policy may be changed without shareholder approval upon at least 60 days’ prior written notice to shareholders.

The Fund holds a portfolio of common stocks of mid-capitalization and large-capitalization companies with attractive valuations based on the Adviser’s proprietary analysis. The Adviser defines mid-capitalization companies as companies with a total market capitalization of between $1 billion and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of $10 billion or more at the time of purchase. The Fund may also invest in securities of foreign companies that are publicly traded in the U.S., including in American Depositary Receipts (“ADRs”). The Fund expects to hold 25-35 holdings, under normal market circumstances. The number of securities held by the Fund may exceed this range occasionally, such as when the Adviser is accumulating new positions, phasing out or replacing existing positions, or responding to unusual market conditions. The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third-party sources, including the technology sector.

The Adviser seeks to emphasize companies that have proven their ability to sustainably grow earnings, sometimes through innovation, above market expectations. The Adviser generates a focus universe of investment candidates of approximately 300 companies traded in the United States. The Adviser rigorously analyzes each investment candidate, evaluating key factors it deems most likely to affect annual earnings, and then ranks the companies based on the Adviser’s assessment of these key factors. The Adviser defines key factors as the most critical drivers of a company’s annual earnings estimates; for example, foot traffic at a restaurant, units sold for a tech product company, or operating costs for an industrial company. Following further analysis, the Adviser buys stocks for the Fund’s portfolio that it determines to have improving key factors and are available at reasonable valuations.

The Adviser will sell a stock when there is a material adverse change in the issuer’s key factors. A security position may also be sold when the Adviser believes other investment opportunities are more attractive or that the security is unlikely to benefit from current business, market, or economic conditions.